Regulatory Charges (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Disclosure of Information About Amounts Recognised in Relation to Regulatory Deferral Account Balances

	2017	2016
Assets
Receivable from Eletrobras – RGR (1)	—	48
Receivable from Eletrobras – CDE	4	90
Liabilities
Global Reversion Reserve (RGR)	37	35
Energy Development Account (CDE)	206	189
Aneel inspection charge	2	3
Energy Efficiency	224	288
Research and development	233	234
Energy System Expansion Research	3	3
National Scientific and Technological Development Fund	5	5
Proinfa – Alternative Energy Program	7	8
Royalties for use of water resources	15	23
Emergency capacity charge	31	31
Customer charges – ‘Tariff Flag’ amounts	—	17

	763	836

Current liabilities	513	381
Non-current liabilities	250	455

(1)	Cemig GT requested from Aneel a review of the amounts paid for the RGR Contribution in prior years, due to the basis of calculation used at the time for calculation of the charge. Cemig GT recognized the right to recover the amount paid in excess, to be offset against RGR payable, only after the conclusion, in 2016, of a judgment by Aneel, as per Aneel Technical Note 162/2016, which accepted Cemig GT’s claim. As per decision by Aneel, management of the RGR became the responsibility of Eletrobras.